Earnings (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basic and fully diluted income (loss) per common share:
Schedule of anti dilutive earning per share

	Six Months Ended
	June 30,
	2024	2023

Stock warrants	8,528,766	7,854,620
Stock options	3,796,725	2,584,599
Total shares excluded from calculation	12,325,491	10,439,219

	Years Ended
	December 31,
	2023	2022

Stock warrants	7,854,620	7,954,620
Stock options	2,584,599	1,759,599
Total shares excluded from calculation	10,439,219	9,714,219